Supplementary balance sheet and cash flow information	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Supplementary balance sheet and cash flow information
Note 2: Supplementary balance sheet and cash flow information

Trade accounts receivable – Net trade accounts receivable was comprised of the following at December 31:

(in thousands)	2010	2009
Trade accounts receivable	$70,601	$70,555
Allowances for uncollectible accounts	(4,130)	(4,991)
Trade accounts receivable – net	$66,471	$65,564

Changes in the allowances for uncollectible accounts were as follows:

(in thousands)	2010	2009	2008
Balance, beginning of year	$4,991	$5,930	$6,877
Bad debt expense	4,686	5,842	7,756
Write-offs, net of recoveries	(5,547)	(6,781)	(8,703)
Balance, end of year	$4,130	$4,991	$5,930

Inventories and supplies – Inventories and supplies were comprised of the following at December 31:

(in thousands)	2010	2009
Raw materials	$4,879	$4,048
Semi-finished goods	8,393	8,750
Finished goods	5,083	5,602
Total inventories	18,355	18,400
Supplies, primarily production	3,305	3,722
Inventories and supplies	$21,660	$22,122

Marketable securities – Available-for-sale marketable securities included within funds held for customers and other current assets were comprised of the following:

	December 31, 2010
(in thousands)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$2,029	$—	$—	$2,029
Funds held for customers:(1)
Money market securities	5,078	—	—	5,078
Canadian and provincial government securities	5,148	23	—	5,171
Marketable securities – funds held for customers	10,226	23	—	10,249
Total marketable securities	$12,255	$23	$—	$12,278

(1) Funds held for customers, as reported on the consolidated balance sheet as of December 31, 2010, also included cash and cash equivalents of $25,471.

	December 31, 2009
(in thousands)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$3,667	$—	$—	$3,667
Funds held for customers:(1)
Money market securities	9,522	—	—	9,522
Total marketable securities	$13,189	$—	$—	$13,189

(1) Funds held for customers, as reported on the consolidated balance sheet as of December 31, 2009, also included cash and cash equivalents of $17,379.

Proceeds from sales of available for sale marketable securities were $2.0 million in 2010 and $0.9 million in 2009. We did not hold marketable securities during 2008. For the investments in money market securities, cost equals fair value due to the short-term duration of the underlying instruments. As such, no realized gains or losses were recognized on sales of these securities. Realized gains and losses on the Canadian and provincial government securities were not significant during 2010. Unrealized gains and losses on these securities are reflected within other comprehensive loss on the consolidated balance sheet as of December 31, 2010.

Expected maturities of available-for-sale securities as of December 31, 2010 were as follows:

(in thousands)	Fair value
Due in one year or less	$7,225
Due in one to three years	727
Due in three to five years	1,260
Due after five years	3,066
Total marketable securities	$12,278

Further information regarding the fair value of marketable securities can be found in Note 7: Fair value measurements.

Property, plant and equipment – Property, plant and equipment was comprised of the following at December 31:

(in thousands)	2010	2009
Land and land improvements	$33,981	$33,917
Buildings and building improvements	120,672	120,222
Machinery and equipment	303,987	303,073
Total	458,640	457,212
Accumulated depreciation	(338,419)	(335,415)
Property, plant and equipment – net	$120,221	$121,797

Intangibles – Intangibles were comprised of the following at December 31:

	2010			2009
(in thousands)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Indefinite-lived:
Trade name	$19,100	$—	$19,100	$19,100	$—	$19,100
Amortizable intangibles:
Internal-use software	378,269	(314,267)	64,002	341,822	(285,181)	56,641
Customer lists/ relationships	72,292	(43,660)	28,632	55,745	(25,777)	29,968
Distributor contracts	30,900	(26,396)	4,504	30,900	(24,594)	6,306
Trade names	59,361	(22,009)	37,352	51,861	(20,375)	31,486
Other	8,602	(7,080)	1,522	8,683	(6,274)	2,409
Amortizable intangibles	549,424	(413,412)	136,012	489,011	(362,201)	126,810
Intangibles	$568,524	$(413,412)	$155,112	$508,111	$(362,201)	$145,910

As of December 31, 2010, we held a distributor contract asset which was recorded in conjunction with the acquisition of New England Business Service, Inc. (NEBS) in June 2004. This asset had a carrying value of $4.5 million as of December 31, 2010 and $6.3 million as of December 31, 2009 and is being amortized over nine years. In general, the distributor contracts have an initial five-year term and may be renewed for successive five-year periods upon mutual agreement of both parties. At the time the fair value of the contracts was determined, an annual 90% contract retention rate was assumed based on historical experience. As of December 31, 2010, the average period remaining to the next contract renewal for our recognized distributor contracts was 2.5 years. Costs related to renewing or extending these contracts are not material and are expensed as incurred. We had no other intangible assets as of December 31, 2010 or 2009 which have legal, regulatory or contractual provisions that potentially limit our use of the asset.

Total amortization of intangibles was $53.0 million in 2010, $45.3 million in 2009 and $42.1 million in 2008. Of these amounts, amortization of internal-use software was $29.1 million in 2010, $25.2 million in 2009 and $17.5 million in 2008. Based on the intangibles in service as of December 31, 2010, estimated amortization expense for each of the next five years ending December 31 is as follows:

(in thousands)
2011	$36,675
2012	22,898
2013	12,695
2014	8,004
2015	5,136

We acquire internal-use software in the normal course of business. In conjunction with acquisitions (see Note 4), we also acquired certain other amortizable intangible assets. The following intangible assets were acquired during the years indicated:

	2010		2009		2008
(in thousands)	Amount	Weighted-average amortization period	Amount	Weighted-average amortization period	Amount	Weighted-average amortization period
Internal-use software	$36,442	4 years	$24,911	3 years	$39,418	3 years
Customer lists/ relationships	16,690	1 year	13,943	7 years	19,292	11 years
Trade names	9,100	10 years	900	10 years	1,016	9 years
Other	—	—	—	—	900	3 years
Acquired intangibles	$62,232	4 years	$39,754	5 years	$60,626	6 years

Goodwill – Information regarding the acquisitions completed during the past three years can be found in Note 4. As of December 31, 2010, goodwill was comprised of the following:

(in thousands)
Acquisition of NEBS in June 2004	$472,082
Acquisition of Designer Checks in February 2000(1)	77,970
Acquisition of Hostopia.com Inc. in August 2008	68,555
Acquisition of Custom Direct, Inc. in April 2010	66,269
Acquisition of Abacus America, Inc. in July 2009	24,225
Acquisition of the Johnson Group in October 2006(1)	7,320
Acquisition of Direct Checks in December 1987	4,267
Acquisition of Logo Design Mojo in April 2008(1)	1,363
Acquisition of MerchEngines.com in July 2009(1)	1,140
Acquisition of Dots and Pixels, Inc. in July 2005	1,045
Acquisition of Cornerstone Customer Solutions in March 2010(1)	897
Acquisition of All Trade Computer Forms, Inc. in February 2007	804
Goodwill	$725,937

(1) This goodwill is deductible for income tax purposes.

Changes in goodwill by reportable segment and in total were as follows:
(in thousands)	Small Business Services	Financial Services	Direct Checks	Total
Balance, December 31, 2008	$570,807	$—	$82,237	$653,044
Impairment charge (see Note 7)	(20,000)	—	—	(20,000)
Acquisition of Abacus America, Inc. (see Note 4)	24,225	—	—	24,225
Acquisition of MerchEngines.com (see Note 4)	1,140	—	—	1,140
Currency translation adjustment	257	—	—	257
Balance, December 31, 2009:
Goodwill	596,429	—	82,237	678,666
Accumulated impairment charges	(20,000)	—	—	(20,000)
	576,429	—	82,237	658,666
Acquisition of Custom Direct, Inc. (see Note 4)	—	—	66,269	66,269
Acquisition of Cornerstone Customer Solutions, LLC (see Note 4)	—	897	—	897
Currency translation adjustment	105	—	—	105
Balance, December 31, 2010:
Goodwill	596,534	897	148,506	745,937
Accumulated impairment charges	(20,000)	—	—	(20,000)
	$576,534	$897	$148,506	$725,937

Other non-current assets – Other non-current assets as of December 31 were comprised of the following:

(in thousands)	2010	2009
Contract acquisition costs	$57,476	$45,701
Deferred advertising costs	15,832	14,455
Other	20,939	21,455
Other non-current assets	$94,247	$81,611

See Note 17 for a discussion of market risks related to contract acquisition costs. Changes in contract acquisition costs were as follows:

(in thousands)	2010	2009	2008
Balance, beginning of year	$45,701	$37,706	$55,516
Additions(1)	31,520	32,545	8,808
Amortization	(19,745)	(24,550)	(26,618)
Balance, end of year	$57,476	$45,701	$37,706

(1) Contract acquisition costs are accrued upon contract execution. Cash payments made for contract acquisition costs were $22,087 in 2010, $29,250 in 2009 and $9,008 in 2008.

Accrued liabilities – Accrued liabilities as of December 31 were comprised of the following:

(in thousands)	2010	2009
Funds held for customers	$35,475	$26,901
Employee profit sharing/cash bonus and pension	34,109	36,594
Customer rebates	19,201	21,861
Contract acquisition costs due within one year	8,550	2,795
Deferred revenue	6,875	23,720
Restructuring due within one year (see Note 8)	6,435	11,151
Wages, including vacation	5,898	5,272
Interest	5,227	5,227
Other	22,264	22,887
Accrued liabilities	$144,034	$156,408

Deferred revenue as of December 31, 2010 decreased $16.8 million from December 31, 2009 due primarily to the recognition of revenue related to a contract settlement executed in the fourth quarter of 2009. The revenue from the contract settlement was recognized over the contract’s remaining service period of six months. The remaining deferred revenue as of December 31, 2010 relates primarily to web hosting service contracts.

Supplemental cash flow disclosures – Cash payments for interest and income taxes were as follows for the years ended December 31:

(in thousands)	2010	2009	2008
Interest paid	$44,054	$43,513	$50,441
Income taxes paid	70,246	56,060	59,997